BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Disclosure of business combinations [text block]
27.	BUSINESS COMBINATIONS

On January 8, 2010, the Company consummated the acquisition of all voting equity interests of Hengdali, a company that manufactures and sells ceramics tiles used for exterior siding and for interior flooring, for a total cash consideration of RMB185,517,000. The acquisition is intended to increase the Company’s production capacity and reduce costs through economies of scale.

Details of the purchase consideration, the net assets acquired and goodwill are as follows:

Fair value
RMB’000
Cash and cash equivalents	3,822
Property, plant and equipment	206,532
Land use rights	32,439
Inventories	11,473
Receivables	400
Payables	(11,728)
Borrowings	(60,000)
Deferred tax liability	(1,156)
Total identified assets	181,782
Goodwill	3,735
Purchase consideration, satisfied in cash	185,517

The goodwill is attributable to Hengdali’s strong production capacity, foreseeable profitability and synergies expected to arise from the economies of scale after the acquisition. None of the goodwill is expected to be deductible for tax purposes.